Semi-Annual Report
JUNE 30, 2002

.. Allmerica Select Acclaim

We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign up.

                              GENERAL INFORMATION



OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND
ANNUITY COMPANY (AFLIAC)

John F. O'Brien, Chairman of the Board
Mark A. Hug, President and CEO
Richard M. Reilly, Senior Vice President
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Basic Value Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Capital Development Fund
  AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Small Cap Value Portfolio
  AllianceBernstein Value Portfolio
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio
  Alliance Technology Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Government Bond Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   520 Madison Avenue, New York, NY 10022
     Select Value Opportunity Fund

   Goldman Sachs Asset Management
   32 Old Slip, New York, NY 10005
     Core Equity Fund (Co-Sub-Adviser)

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Avenue, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, LLC
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America Inc.
   875 Third Avenue, New York, NY 10022
     Select Emerging Markets Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   TCW Investment Management Company
   865 South Figueroa Street, Los Angeles, CA 90017
     Select Strategic Growth Fund

   UBS Global Asset Management (Americas) Inc.
   209 South LaSalle Street, Chicago, IL 60604
     Core Equity Fund (Co-Sub-Adviser)

   Western Asset Management Company
   117 E. Colorado Blvd., Pasadena, CA 91105
   Western Asset Management Company Limited
   155 Bishopgate, London, UK EC2M3TY
     Select Strategic Income Fund

INVESTMENT ADVISERS (CONTINUED)
Deutsche Asset Management
885 Third Avenue, New York, NY 10022
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Technology Growth Portfolio
  SVS Dreman Financial Services Portfolio

Eaton Vance Management
255 State Street, Boston, MA 02109
  Eaton Vance VT Floating-Rate Income Fund
  Eaton Vance VT Worldwide Health Sciences Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth & Income Portfolio
  Fidelity VIP III Mid Cap Portfolio
  Fidelity VIP III Value Strategies Portfolio

                              GENERAL INFORMATION


Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  FT VIP Franklin Large Cap Growth Securities Fund
  FT VIP Franklin Small Cap Fund
  FT VIP Franklin Small Cap Value Securities Fund
  FT VIP Mutual Shares Securities Fund
  FT VIP Templeton Foreign Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio
  Janus Aspen International Growth Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Mid Cap Growth Series
  MFS New Discovery Series
  MFS Total Return Series
  MFS Utilities Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Capital Appreciation Fund/VA
  Oppenheimer Global Securities Fund/VA
  Oppenheimer High Income Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA
  Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

                          PRODUCT PERFORMANCE SUMMARY


ALLMERICA SELECT ACCLAIM (AFLIAC)

Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                         Without Surrender Charge               With Surrender Charge
                                                                 and Contract Fee                   and Contract Fee*
                                                                         10 Years                            10 Years
                                         Sub-                 10 Years or Life of                 10 Years or Life of
                               Fund   Account                  or Life       Sub-                  or Life       Sub-
                          Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                   Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund       4/29/85    5/1/02  -23.21% -0.36%    7.37%    -9.22%   -28.61% -1.25%    7.37%   -15.61%
AIT Equity Index Fund      9/28/90  11/20/00  -19.42%  2.02%    9.48%   -17.45%   -25.20%  1.04%    9.42%   -21.22%
AIT Government Bond Fund   8/26/91    5/1/02    6.97%  5.27%    4.83%     1.97%    -0.56%  4.44%    4.83%    -5.21%
AIT Money Market Fund      4/29/85  11/20/00    1.17%  3.61%    3.35%     2.30%    -6.08%  2.62%    3.26%    -2.40%
AIT Select Aggressive
  Growth Fund              8/21/92  11/20/00  -26.73% -4.85%    5.60%   -25.54%   -31.95% -5.78%    5.55%   -28.96%
AIT Select Capital
  Appreciation Fund        4/28/95  11/20/00  -12.42%  6.69%   11.01%    -6.87%   -18.67%  5.83%   10.80%   -11.12%
AIT Select Emerging
  Markets Fund             2/20/98  11/20/00   -8.77%    N/A   -8.33%   -11.89%   -15.27%    N/A   -9.39%   -15.92%
AIT Select Growth Fund     8/21/92  11/20/00  -27.99% -1.11%    5.93%   -28.09%   -33.15% -2.06%    5.88%   -31.38%
AIT Select Growth and
  Income Fund              8/21/92  11/20/00  -22.28% -1.61%    5.69%   -18.64%   -27.83% -2.57%    5.62%   -22.38%
AIT Select International
  Equity Fund               5/2/94  11/20/00  -12.39% -0.92%    4.18%   -15.05%   -18.69% -1.90%    4.10%   -18.99%
AIT Select Investment
  Grade Income Fund        4/29/85  11/20/00    6.03%  5.32%    5.57%     6.99%    -1.61%  4.38%    5.49%     2.04%
AIT Select Strategic
  Growth Fund              2/20/98  11/20/00  -47.56%    N/A  -23.30%   -42.24%   -51.32%    N/A  -24.22%   -44.93%
AIT Select Strategic
  Income Fund               7/3/00  11/20/00    5.49%    N/A    6.55%     6.77%    -2.01%    N/A    2.66%     1.96%
AIT Select Value
  Opportunity Fund         4/30/93  11/20/00   -4.14%  7.37%   10.69%     7.76%   -10.99%  6.52%   10.62%     2.84%

AIM Variable Insurance Funds
AIM V.I. Aggressive
  Growth Fund               5/1/98  11/20/00  -24.15%    N/A   -1.98%   -25.00%   -29.56%    N/A   -3.11%   -28.41%
AIM V.I. Blue Chip Fund   12/29/99  11/20/00  -25.40%    N/A  -20.14%   -26.07%   -30.71%    N/A  -22.24%   -29.44%
AIM V.I. Premier Equity
  Fund                      5/5/93  11/20/00  -27.72%  0.17%    8.28%   -21.88%   -32.89% -0.79%    8.22%   -25.46%
AIM V.I. Basic Value
  Fund (Series II Shares)  9/10/01    5/1/02      N/A    N/A   -8.45%   -11.16%       N/A    N/A  -14.89%   -17.42%
AIM V.I. Capital
  Development Fund
  (Series II Shares)        5/1/98    5/1/02  -13.00%    N/A    1.56%    -9.56%   -19.12%    N/A    0.47%   -15.93%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Small
  Cap Value Portfolio       5/1/01    5/1/02   14.85%    N/A   13.82%    -5.86%     6.85%    N/A    7.06%   -12.49%
AllianceBernstein Value
  Portfolio                 5/1/01    5/1/02   -4.05%    N/A   -4.20%    -6.34%   -10.81%    N/A  -10.02%   -12.93%
Alliance Growth and
  Income Portfolio         1/14/91  11/20/00  -18.87%  6.79%   11.60%    -6.65%   -24.60%  5.91%   11.54%   -10.94%
Alliance Premier Growth
  Portfolio                6/26/92  11/20/00  -27.76%  1.94%   10.40%   -25.81%   -33.03%  0.93%   10.34%   -29.36%
Alliance Technology
  Portfolio                1/11/96    5/1/02  -39.50%  2.23%    3.69%   -17.26%   -43.76%  1.31%    3.31%   -23.08%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Acclaim sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT ACCLAIM (AFLIAC) CONTINUED


Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                         Without Surrender Charge                 With Surrender Charge
                                                                 and Contract Fee                     and Contract Fee*
                                                                         10 Years
                                         Sub-                 10 Years or Life of                 10 Years  10 Years or
                               Fund   Account                  or Life       Sub-                  or Life Life of Sub-
                          Inception Inception       1      5   of Fund    Account       1      5   of Fund      Account
Sub-Accounts                   Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)    (if less)
-----------------------------------------------------------------------------------------------------------------------

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity
  Index Fund               8/22/97  11/20/00  -15.31%    N/A   -4.16%   -18.50%   -21.28%    N/A   -5.10%    -22.13%
Deutsche VIT Small Cap
  Index Fund               8/22/97  11/20/00   -9.96%    N/A    1.58%    -1.41%   -16.32%    N/A    0.58%     -5.81%

Eaton Vance Variable Trust
Eaton Vance VT Floating
  Rate-Income Fund          5/1/01    5/1/01   -0.50%    N/A   -0.17%    -0.17%    -7.53%    N/A   -6.28%     -6.28%
Eaton Vance VT Worldwide
  Health Sciences Fund      5/1/01    5/1/01  -15.23%    N/A  -13.25%   -13.25%   -21.23%    N/A  -18.57%    -18.57%

Fidelity Variable Insurance Products Fund VIP, VIP II and VIP III (Service Class
2)
Fidelity VIP
  Equity-Income Portfolio  10/9/86  11/20/00  -11.43%  3.13%   10.41%    -5.78%   -17.85%  2.11%    9.46%    -10.18%
Fidelity VIP Growth
  Portfolio                10/9/86  11/20/00  -27.60%  2.59%   10.02%   -25.23%   -32.84%  1.58%    9.97%    -28.78%
Fidelity VIP High Income
  Portfolio                9/19/85  11/20/00  -10.52% -7.34%    1.62%   -13.36%   -16.93% -8.29%    1.55%    -17.36%
Fidelity VIP II
  Contrafund Portfolio      1/3/95  11/20/00   -4.90%  6.15%   12.71%    -8.81%   -11.65%  5.29%   12.54%    -12.94%
Fidelity VIP III Growth
  & Income Portfolio      12/31/96  11/20/00  -18.16%  2.07%    4.34%   -15.51%   -23.96%  1.10%    3.67%    -19.31%
Fidelity VIP III Mid Cap
  Portfolio               12/28/98  11/20/00    0.21%    N/A   19.33%    -0.03%    -6.93%    N/A   18.14%     -4.59%
Fidelity VIP III Value
  Strategies Portfolio     2/20/02    5/1/02      N/A    N/A   -7.45%   -11.80%       N/A    N/A  -13.96%    -18.01%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large
  Cap Growth Securities
  Fund                      5/1/96    5/1/02  -24.60%  3.96%    6.66%    -9.22%   -29.91%  3.09%    6.31%    -15.61%
FT VIP Franklin Small
  Cap Fund                 11/1/95  11/20/00  -22.39%  3.29%    7.71%   -22.40%   -27.91%  2.33%    7.35%    -25.91%
FT VIP Franklin Small
  Cap Value Securities
  Fund                      5/1/98    5/1/02    6.27%    N/A    2.99%    -6.23%    -1.21%    N/A    1.89%    -12.83%
FT VIP Mutual Shares
  Securities Fund          11/8/96  11/20/00   -9.07%  6.25%    7.40%     4.05%   -15.45%  5.38%    6.81%     -0.68%
FT VIP Templeton Foreign
  Securities Fund           5/1/92    5/1/02   -9.89%  0.36%    8.08%    -3.60%   -16.23% -0.54%    8.08%    -10.38%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund  8/25/97  11/20/00  -35.69%    N/A   -1.81%   -34.43%   -40.25%    N/A   -2.77%    -37.40%
INVESCO VIF Health
  Sciences Fund            5/22/97  11/20/00  -16.45%  8.47%    8.25%   -13.69%   -22.40%  7.67%    7.61%    -17.62%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Acclaim sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA SELECT ACCLAIM (AFLIAC) CONTINUED


Average Annual Total Returns as of 6/30/02

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                         Without Surrender Charge               With Surrender Charge
                                                                 and Contract Fee                   and Contract Fee*
                                                                         10 Years                            10 Years
                                         Sub-                 10 Years or Life of                 10 Years or Life of
                               Fund   Account                  or Life       Sub-                  or Life       Sub-
                          Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                   Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
---------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive
  Growth Portfolio         9/13/93  11/20/00  -34.52%  0.41%    7.35%   -39.44%   -39.18% -0.54%    7.30%   -42.22%
Janus Aspen Growth
  Portfolio                9/13/93  11/20/00  -29.28%  1.92%    7.22%   -28.57%   -34.37%  0.94%    7.16%   -31.88%
Janus Aspen Growth and
  Income Portfolio          5/1/98  11/20/00  -18.19%    N/A    6.48%   -16.73%   -24.00%    N/A    5.42%   -20.50%
Janus Aspen
  International Growth
  Portfolio                 5/2/94  11/20/00  -21.45%  1.90%    9.31%   -24.60%   -27.05%  0.92%    9.26%   -28.06%

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series   5/1/00    5/1/02  -45.96%    N/A  -27.47%   -18.91%   -49.76%    N/A  -29.57%   -24.62%
MFS New Discovery Series    5/1/98    5/1/02  -23.16%    N/A    5.49%   -10.74%   -28.57%    N/A    4.46%   -17.02%
MFS Total Return Series     1/3/95    5/1/02   -3.23%  5.89%   10.24%    -4.07%   -10.05%  5.08%   10.10%   -10.83%
MFS Utilities Series        1/3/95    5/1/02  -33.62%  1.79%    8.65%   -12.61%   -38.30%  0.88%    8.49%   -18.76%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Capital
  Appreciation Fund/VA      4/3/85    5/1/02  -26.93%  4.76%   11.36%   -12.57%   -32.08%  3.92%   11.36%   -18.72%
Oppenheimer Global
  Securities Fund/VA      11/12/90    5/1/02  -12.28%  8.61%   10.83%    -7.36%   -18.46%  7.88%   10.83%   -13.88%
Oppenheimer High Income
  Fund/VA                  4/30/86    5/1/02   -5.08% -0.40%    5.48%    -5.70%   -11.76% -1.29%    5.48%   -12.34%
Oppenheimer Main Street
  Growth & Income Fund/VA   7/5/95    5/1/02  -12.64%  0.85%    9.16%    -7.08%   -18.79% -0.06%    8.91%   -13.62%
Oppenheimer Multiple
  Strategies Fund/VA        2/9/87    5/1/02  -11.23%  3.65%    7.38%    -6.14%   -17.48%  2.77%    7.38%   -12.75%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT
  Portfolio               10/31/97    5/1/01  -15.46%    N/A    3.57%   -16.22%   -21.44%    N/A    0.82%   -21.36%
Pioneer Real Estate
  Shares VCT Portfolio      3/1/95    5/1/01   12.68%  5.17%   10.60%    16.97%     4.73%  4.33%   10.45%    10.21%

Scudder Variable Series II
Scudder Technology
  Growth Portfolio          5/3/99  11/20/00  -40.60%    N/A  -13.30%   -42.87%   -44.83%    N/A  -14.85%   -45.50%
SVS Dreman Financial
  Services Portfolio        5/4/98  11/20/00   -5.47%    N/A    1.48%     3.15%   -12.16%    N/A    0.31%    -1.48%

T. Rowe Price International Series, Inc.
T. Rowe Price
  International Stock
  Portfolio                3/31/94  11/20/00  -12.25% -3.94%    1.55%   -17.03%   -18.57% -4.91%    1.45%   -20.90%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for the Allmerica Select Acclaim sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Allmerica Select Acclaim

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your

Allmerica Select representative or call 1-800-366-1492. Allmerica Select Acclaim is issued by Allmerica Financial Life Insurance and Annuity Company and offered by Allmerica Investments, Inc., member NASD/SIPC. Allmerica Select is a division of the issuing companies.




THE ALLMERICA FINANCIAL COMPANIES

First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. . Financial Profiles, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company . Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc.

440 Lincoln Street, Worcester, Massachusetts 01653

AS-1016 (6/02)

Annual Reports dated June 30, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-6632), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on August 21, 2002. Accession number
0000927016-02-004243.